Related Party and Party in Interest Transactions (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividend income	$ 44,271,375
EBP, Other Related Party and Party-in-Interest
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment management services fees paid	2,351,784
GSK Stock Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment acquired	71,174,771
Investment sold	103,244,193
Dividend income	10,887,291
GSK Stock Fund | EBP, Other Related Party and Party-in-Interest
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment acquired	221,656,137
Investment sold	236,214,701
Dividend income	460,717
GSK ADRs
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment acquired	19,079,463
Investment sold	51,235,141
GSK ADRs | EBP, Other Related Party and Party-in-Interest
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment acquired	2,065,163
Investment sold	2,461,651
Stable Value Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment management services fees paid	$ 329,609